SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Provision for income taxes	$ 0
Distributions
Distributions declared (in dollars per unit)	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Minimum period for subscription of units before end of preceding month	10 days
Redemptions and Exchanges
Minimum notice period for redemption or exchange of units	10 days
Minimum exchange amount	$ 10,000